CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash flows from operating activities:
Net loss	$ (161,898,979)		$ (25,293,145)	$ (93,570,188)
Less: Net income from discontinued operations	0		0	11,075,935
Net loss from continuing operations	(161,898,979)		(25,293,145)	(104,646,123)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,067,786		1,097,543	0
Depreciation and amortization	8,626,844		8,900,192	4,949,036
Provision for other receivables	584,956	[1]	0	0
Impairment loss	147,018,425	[2]	0	85,934,770
Income tax benefits	(6,857,180)		(2,233,457)	(1,249,696)
Customer credits earned under the loyalty program to be settled in shares	0		1,377,503	0
Changes in operating assets and liabilities:
Accounts receivable	(1,482,984)		1,936,461	(3,008,932)
Inventories	(288,361)		(142,273)	957,133
Prepaid expenses and other current assets	6,167,381		15,797,204	(18,524,604)
Amounts due from related parties	(2,730,537)		567,545	8,512,188
Other non-current assets	0		(158,469)	0
Accounts and notes payable	1,572,143		(1,436,785)	1,873,123
Accrued expenses and other current liabilities	(906,516)		(8,612,603)	16,708,637
Amounts due to related parties	(847,621)		1,474,304	(2,739,467)
Other non-current liabilities	100,895		899,594	502,180
Net cash used in continuing operations	(9,873,748)		(5,826,386)	(10,731,755)
Net cash used in discontinued operations	0		0	(22,799,544)
Net cash used in operating activities	(9,873,748)		(5,826,386)	(33,531,299)
Cash flows from investing activities:
Purchase of property and equipment	(741,079)		(1,860,321)	(93,317)
Payment for investment	0		(720,150)	0
Payments for acquisition of business (net of cash acquired of $20,196,362, $nil and $nil for the years ended December 31, 2015, 2016 and 2017, respectively)	0		0	(9,803,638)
Net cash used in continuing operations	(741,079)		(2,580,471)	(9,896,955)
Net cash used in discontinued operations	0		0	(1,999,364)
Net cash used in investing activities	(741,079)		(2,580,471)	(11,896,319)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO	0		0	40,294,600
Payments for IPO costs	0		0	(2,125,372)
Proceeds from issuance of ordinary shares to Mr. Xu	0		0	15,000,000
(Payment to) /cash received from related parties	5,089,207		0	(250,000)
Proceeds from short-term bank borrowings	7,553,366		0	0
Net cash provided by continuing operations	12,642,573		0	52,919,228
Net cash provided by discontinued operations	0		0	1,963,650
Net cash provided by financing activities	12,642,573		0	54,882,878
Effect of exchange rate changes	279,538		(140,157)	50,468
Increase/(decrease) in cash and cash equivalents	2,307,284		(8,547,014)	9,505,728
Cash and cash equivalents, beginning of the year	2,604,886		11,151,900	1,646,172
Cash and cash equivalents, end of the year	4,912,170		2,604,886	11,151,900
Supplement disclosure of cash flow information:
Interest paid	$ 154,295		$ 0	$ 0

[1]	In circumstances where a supplier defaults, thus the Group is claiming a breach of contract and seeking monetary recovery of the remaining deposit from the supplier, the Group reclassifies the respective advance to suppliers to other receivables within “Prepaid expenses and other current assets” in the consolidated balance sheets. A provision for loss is recognized in operating expenses when the loss on such assets is determined to be probable and amount can be reasonably estimated.
[2]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.